Loan impairment provisions	6 Months Ended
Jun. 30, 2023
Loan impairment provisions
Loan impairment provisions

10. Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis.

	30 June	31 December
	2023	2022
	£m	£m
Loans - amortised cost and FVOCI (1)
Stage 1	336,362	325,224
Stage 2	43,440	46,833
Stage 3	5,450	5,096
Of which: individual	1,247	1,121
Of which: collective	4,203	3,975
	385,252	377,153
ECL provisions (2)
Stage 1	661	632
Stage 2	991	1,043
Stage 3	1,905	1,759
Of which: individual	295	287
Of which: collective	1,610	1,472
	3,557	3,434
ECL provisions coverage (3)
Stage 1 (%)	0.20	0.19
Stage 2 (%)	2.28	2.23
Stage 3 (%)	34.95	34.52
	0.92	0.91

	Half year ended
	30 June	30 June
	2023	2022
	£m	£m
Impairment losses (4)
ECL (release)/charge	223	(54)
Stage 1	(209)	(342)
Stage 2	296	205
Stage 3	136	83
Of which: individual	13	(1)
Of which: collective	123	84

Amounts written off	122	215
Of which: individual	22	58
Of which: collective	100	157

1)	Includes loans to customers and banks.
2)	Includes £4 million (31 December 2022 - £3 million) related to assets classified as FVOCI and £0.1 billion (31 December 2022 – £0.1 billion) related to off-balance sheet exposures.
3)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on third party loans and total ECL provisions.
4)	Includes a £5 million release (30 June 2022 – £2 million release) related to other financial assets, of which £1 million (30 June 2022 – nil) related to assets classified as FVOCI; and £3 million release (30 June 2022 - £3 million release) related to contingent liabilities.
5)	The table shows gross loans only and excludes amounts that were outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £121.9 billion (31 December 2022 – £143.3 billion) and debt securities of £34.7 billion (31 December 2022 – £29.9 billion).